Document and Entity Information	Dec. 10, 2019
Cover [Abstract]
Entity Registrant Name	Northwest Natural Holding Co
Amendment Flag	false
Entity Central Index Key	0001733998
Document Type	8-K
Document Period End Date	Dec. 10, 2019
Entity Incorporation State Country Code	OR
Entity Tax Identification Number	82-4710680
Entity Address, Address Line One	220 N.W. Second Avenue
Entity Address, City or Town	Portland
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97209
City Area Code	(503)
Local Phone Number	226-4211
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	NWN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false